Commitments and Contingencies (Details Narrative) (10K) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Lease expire date	Oct. 18, 2018		Oct. 18, 2018
Rent expense under operating leases	$ 121	$ 45	$ 136	$ 101
VeriTeQ [Member]
Maximum period for converitble promissory notes			2 years
Convertible promissory notes			$ 200,000	60,000
Original issue discount			$ 5,000
VeriTeQ [Member] | Additional Convertible Promissory Notes [Member]
Convertible promissory notes				$ 140,000